Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Accounting policies [line items]
Foreign exchange convenience rate	6.8972				6.8972
Unremitted insurance premiums	¥ 30,578		¥ 126,715		$ 4,433
Restricted cash balance	24,880		25,280		3,607
Pledged deposits	43,459		75,831		6,302
Impairment loss	0		0	¥ 0
Share-based compensation expense	¥ 8,163	$ 1,184	11,355	35,880
Valued added tax percentage	6.00%	6.00%
Cash and cash equivalents and restricted cash	¥ 376,085		608,984	728,948	$ 54,528	$ 88,294	¥ 249,327
Cash equivalents due within three months	three months	three months
Gain on government subsidies	¥ 12,779
Gain on termination of lease contracts	6,702
Service Condition [Member]
Accounting policies [line items]
Share-based compensation expense	¥ 16,390
Board of Directors Chairman [Member] | Huiye Tianze and Its Subsidiaries [Member]
Accounting policies [line items]
Voting rights percentage	50.00%				50.00%
Currency risk [Member]
Accounting policies [line items]
Cash and cash equivalents and restricted cash	¥ 261,891		¥ 481,589	¥ 429,970